Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	Jun. 11, 2014
C000251596
Account Value [Line Items]
Line Graph and Table Measure Name	Essential 40 Stock ETF
Account Value	$ 21,569	$ 19,361	$ 15,635	$ 15,837	$ 15,696	$ 10,839	$ 10,548	$ 10,661	$ 9,614	$ 9,283	$ 9,668	$ 10,000
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 28,813	26,556	21,953	22,943	22,906	14,984	14,629	14,405	12,832	11,081	11,026	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 37,076	32,660	25,478	24,755	24,829	17,695	15,682	15,110	13,210	11,246	11,056	10,000
Essential 40 Stock Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Essential 40 Stock Index Total Return
Account Value	$ 38,746	$ 34,519	$ 27,635	$ 27,910	$ 27,450	$ 18,775	$ 18,166	$ 18,232	$ 15,667	$ 12,573	$ 11,565	$ 10,000